Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated May 11, 2010

to the Statutory Prospectus for Class A, B, C and R Shares of Allianz Funds

Dated November 1, 2009

Disclosure Related to Allianz Funds

Under the “Payments to Financial Firms” subsection within the “Class of Shares – Class A, B, C and R Shares” section in the Prospectus, the third sentence within the fourth paragraph is hereby restated in its entirety as follows:

The level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in series of the Trust and Allianz Funds Multi-Strategy Trust and 0.03% of the assets invested in series of PIMCO Funds and PIMCO Equity Series.

Disclosure Related to Allianz NFJ Dividend Value Fund

Within the Fund Summary relating to the Allianz NFJ Dividend Value Fund in the Prospectus, the subsection entitled “Management of the Fund – Portfolio Managers” is hereby restated in its entirety as follows:

Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since its inception in 2000 and is the Lead Portfolio Manager.

L. Baxter Hines, Vice President of NFJ, has managed the Fund since 2010.

Paul A. Magnuson, Managing Director of NFJ, has managed the Fund since 2008.

R. Burns McKinney, Senior Vice President of NFJ, has managed the Fund since 2007.

Thomas W. Oliver, Senior Vice President of NFJ, has managed the Fund since 2006.

Jeffrey S. Partenheimer, Managing Director of NFJ, has managed the Fund since 2002.

The information relating to the Allianz NFJ Dividend Value Fund contained in the table under “Management of the Funds – Sub-Advisers – NFJ” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
Allianz NFJ Dividend Value Fund	Benno J. Fischer (Lead)	2000 (Inception)	Managing Director and founding partner of NFJ. He has over 42 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
L. Baxter Hines	2010	Vice President and Portfolio Manager at NFJ. He has
over 5 years experience in equity research and
investment consulting. Prior to joining NFJ in 2008, Mr.
Hines attended the University of Texas where he
received his MBA from the McCombs School of
Business. Before attending business school, Mr. Hines
worked as a market data specialist for Reuters. He
received his BA in Economics from the University of
			Virginia in 2001.

	Paul A. Magnuson	2008	Managing Director at NFJ. He is a Portfolio Manager with over 23 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Quantitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management.

	R. Burns McKinney	2007	Senior Vice President at NFJ. He has over 13 years’ experience in equity research, financial analysis and investment banking. Prior to joining NFJ in 2006, he was an equity analyst covering the energy sector for Evergreen Investments. Prior to 2001, Mr. McKinney was a Vice President in equity research at Merrill Lynch and an equity analyst at Morgan Stanley. Mr. McKinney began his career as an investment banking analyst at Alex. Brown & Sons in 1996. Mr. McKinney received his BA in Economics from Dartmouth College in 1996 and his MBA from the Wharton School of Business in 2003. He is a CFA charterholder.

	Thomas W. Oliver	2006	Senior Vice President at NFJ. He has over 14 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver began his career as an auditor with Deloitte & Touche in 1995. He received his BBA and MCA degrees from the University of Texas in 1995 and 2005, respectively. He is both a CFA charterholder and a CPA.

	Jeffrey S. Partenheimer	2002	Managing Director at NFJ. He is a Portfolio Manager with over 22 years’ experience in financial analysis, portfolio management and large corporate finance. Prior to joining NFJ in 1999, he spent 10 years in commercial banking (8 of those years managing investment portfolios) and 4 years as a treasury director of a major telecommunication equipment manufacturer. He began his career as a financial analyst with First City Bank of Dallas in 1985. He is both a CFA charterholder and a CPA.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

Disclosure Related to Allianz NFJ International Value Fund

Within the Fund Summary relating to the Allianz NFJ International Value Fund in the Prospectus, the subsection entitled “Management of the Fund – Portfolio Managers” is hereby restated in its entirety as follows:

Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since its inception in 2003 and is the Lead Portfolio Manager.

L. Baxter Hines, Vice President of NFJ, has managed the Fund since 2010.

Paul A. Magnuson, Managing Director of NFJ, has managed the Fund since 2008.

R. Burns McKinney, Senior Vice President of NFJ, has managed the Fund since 2006.

Thomas W. Oliver, Senior Vice President of NFJ, has managed the Fund since 2006.

The information relating to the Allianz NFJ International Value Fund contained in the table under “Management of the Funds – Sub-Advisers – NFJ” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
NFJ International Value Fund	Benno J. Fischer (Lead)	2003* (Inception)	See above.

	L. Baxter Hines	2010	See above.

	Paul A. Magnuson	2008	See above.

	R. Burns McKinney	2006	See above.

	Thomas W. Oliver	2006	See above.

*	Prior to April 1, 2005, Mr. Fischer, together with another individual, managed the NFJ International Value Fund in his capacity as an officer of the Trust.

Disclosure Related to Allianz NFJ Small-Cap Value Fund

Within the Fund Summary relating to the Allianz NFJ Small-Cap Value Fund in the Prospectus, the subsection entitled “Management of the Fund – Portfolio Managers” is hereby restated in its entirety as follows:

Paul A. Magnuson, Managing Director of NFJ, has managed the Fund since 1995 and is the Lead Portfolio Manager.

Morley D. Campbell, Portfolio Manager, has managed the Fund since 2008.

Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since its inception in 1991.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

The information relating to the Allianz NFJ Small-Cap Value Fund contained in the table under “Management of the Funds – Sub-Advisers – NFJ” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
NFJ Small-Cap Value Fund	Paul A. Magnuson (Lead)	1995	See above.

	Morley D. Campbell	2008	Portfolio Manager at NFJ. He has over 5 years of experience in investment and financial analysis. Prior to joining NFJ Investment Group in 2007, Mr. Campbell attended Harvard Business School, where he received an MBA. Before business school, Mr. Campbell worked as an investment banking analyst for Lazard and Merrill Lynch. He received his BBA degree in Finance from the University of Texas in 2003.

	Benno J. Fischer	1991 (Inception)	See above.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated May 11, 2010

to the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D Shares of

Allianz Funds

Dated November 1, 2009

Disclosure Related to Allianz Funds

Under the “Payments to Financial Firms” subsection within the “Class of Shares – Institutional Class, Class P, Administrative Class and Class D Shares” section in the Prospectus, the third sentence within the fourth paragraph is hereby restated in its entirety as follows:

The level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in series of the Trust and Allianz Funds Multi-Strategy Trust and 0.03% of the assets invested in series of PIMCO Funds and PIMCO Equity Series.

Disclosure Related to Allianz NFJ Dividend Value Fund

Within the Fund Summary relating to the Allianz NFJ Dividend Value Fund in the Prospectus, the subsection entitled “Management of the Fund – Portfolio Managers” is hereby restated in its entirety as follows:

Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since its inception in 2000 and is the Lead Portfolio Manager.

L. Baxter Hines, Vice President of NFJ, has managed the Fund since 2010.

Paul A. Magnuson, Managing Director of NFJ, has managed the Fund since 2008.

R. Burns McKinney, Senior Vice President of NFJ, has managed the Fund since 2007.

Thomas W. Oliver, Senior Vice President of NFJ, has managed the Fund since 2006.

Jeffrey S. Partenheimer, Managing Director of NFJ, has managed the Fund since 2002.

The information relating to the Allianz NFJ Dividend Value Fund contained in the table under “Management of the Funds – Sub-Advisers – NFJ” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
NFJ Dividend Value Fund	Benno J. Fischer (Lead)	2000 (Inception)	Managing Director and founding partner of NFJ. He has over 42 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
	L. Baxter Hines	2010	Vice President and Portfolio Manager at NFJ. He has over 5 years experience in equity research and investment consulting. Prior to joining NFJ in 2008, Mr. Hines attended the University of Texas where he received his MBA from the McCombs School of Business. Before attending business school, Mr. Hines worked as a market data specialist for Reuters. He received his BA in Economics from the University of Virginia in 2001.

	Paul A. Magnuson	2008	Managing Director at NFJ. He is a Portfolio Manager with over 23 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Quantitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management.

	R. Burns McKinney	2007	Senior Vice President at NFJ. He has over 13 years’ experience in equity research, financial analysis and investment banking. Prior to joining NFJ in 2006, he was an equity analyst covering the energy sector for Evergreen Investments. Prior to 2001, Mr. McKinney was a Vice President in equity research at Merrill Lynch and an equity analyst at Morgan Stanley. Mr. McKinney began his career as an investment banking analyst at Alex. Brown & Sons in 1996. Mr. McKinney received his BA in Economics from Dartmouth College in 1996 and his MBA from the Wharton School of Business in 2003 He is a CFA charterholder.

	Thomas W. Oliver	2006	Senior Vice President at NFJ. He has over 14 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver began his career as an auditor with Deloitte & Touche in 1995. He received his BBA and MCA degrees from the University of Texas in 1995 and 2005, respectively. He is both a CFA charterholder and a CPA.

	Jeffrey S. Partenheimer	2002	Managing Director at NFJ. He is a Portfolio Manager with over 22 years’ experience in financial analysis, portfolio management and large corporate finance. Prior to joining NFJ in 1999, he spent 10 years in commercial banking (8 of those years managing investment portfolios) and 4 years as a treasury director of a major telecommunication equipment manufacturer. He began his career as a financial analyst with First City Bank of Dallas in 1985. He is both a CFA charterholder and a CPA.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

Disclosure Related to Allianz NFJ International Value Fund

The cover to the Prospectus is hereby revised to include the ticker symbol, AIVAX, for Administrative Class shares of the Allianz NFJ International Value Fund.

Within the Fund Summary relating to the Allianz NFJ International Value Fund in the Prospectus, the subsection entitled “Management of the Fund – Portfolio Managers” is hereby restated in its entirety as follows:

Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since its inception in 2003 and is the Lead Portfolio Manager.

L. Baxter Hines, Vice President of NFJ, has managed the Fund since 2010.

Paul A. Magnuson, Managing Director of NFJ, has managed the Fund since 2008.

R. Burns McKinney, Senior Vice President of NFJ, has managed the Fund since 2006.

Thomas W. Oliver, Senior Vice President of NFJ, has managed the Fund since 2006.

The information relating to the Allianz NFJ International Value Fund contained in the table under “Management of the Funds – Sub-Advisers – NFJ” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
NFJ International Value Fund	Benno J. Fischer (Lead)	2003* (Inception)	See above.

	L. Baxter Hines	2010	See above.

	Paul A. Magnuson	2008	See above.

	R. Burns McKinney	2006	See above.

	Thomas W. Oliver	2006	See above.

*	Prior to April 1, 2005, Mr. Fischer, together with another individual, managed the NFJ International Value Fund in his capacity as an officer of the Trust.

Disclosure Related to Allianz NFJ Small-Cap Value Fund

Within the Fund Summary relating to the Allianz NFJ Small-Cap Value Fund in the Prospectus, the subsection entitled “Management of the Fund – Portfolio Managers” is hereby restated in its entirety as follows:

Paul A. Magnuson, Managing Director of NFJ, has managed the Fund since 1995 and is the Lead Portfolio Manager.

Morley D. Campbell, Portfolio Manager, has managed the Fund since 2008.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since its inception in 1991.

The information relating to the Allianz NFJ Small-Cap Value Fund contained in the table under “Management of the Funds – Sub-Advisers – NFJ” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
NFJ Small-Cap Value Fund	Paul A. Magnuson (Lead)	1995	See above.

	Morley D. Campbell	2008	Portfolio Manager at NFJ. He has over 5 years of experience in investment and financial analysis. Prior to joining NFJ Investment Group in 2007, Mr. Campbell attended Harvard Business School, where he received an MBA. Before business school, Mr. Campbell worked as an investment banking analyst for Lazard and Merrill Lynch. He received his BBA degree in Finance from the University of Texas in 2003.

	Benno J. Fischer	1991 (Inception)	See above.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated May 11, 2010

to the Statement of Additional Information

Dated November 1, 2009

Disclosure Related to Allianz NFJ Dividend Value Fund, Allianz NFJ International Value Fund and

Allianz NFJ Small-Cap Value Fund (the “Funds”)

The cover to the Statement of Additional Information (the “SAI”) is hereby revised to include the ticker symbol, AIVAX, for Administrative Class shares of the Allianz NFJ International Value Fund.

The subsection captioned “NFJ” in the section titled “Portfolio Manager Compensation, Other Accounts Managed and Conflicts of Interest” under “Management of the Trust” is revised to indicate that: (i) Benno J. Fischer, L. Baxter Hines, Paul A. Magnuson, R. Burns McKinney, Thomas W. Oliver and Jeffrey S. Partenheimer share primary responsibility for management of the Allianz NFJ Dividend Value Fund, with Mr. Fischer serving as Lead portfolio manager; (ii) Messrs. Fischer, Hines, Magnuson, McKinney and Oliver share primary responsibility for management of the Allianz NFJ International Value Fund, with Mr. Fischer serving as Lead portfolio manager; and (iii) Messrs. Fischer and Magnuson, and Morley D. Campbell, share primary responsibility for management of the Allianz NFJ Small-Cap Value Fund, with Mr. Magnuson serving as Lead portfolio manager.

Information regarding other accounts managed by Messrs. Campbell, Fischer, Magnuson, McKinney, Oliver and Partenheimer, as well as their ownership of securities of the Funds for which they serve as portfolio manager, is currently provided in the SAI. Mr. Hines’s other accounts managed information and ownership of securities of the Funds for which he serves as portfolio manager, each as of March 31, 2010, is provided below.

Other Accounts Managed

Portfolio Manager	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
L. Baxter Hines	1	7.2	42	8,548.0	8	7,703.0

Accounts and Assets for Which Advisory Fee is Based on Performance

Portfolio Manager	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
L. Baxter Hines	0	0	0	0	0	0

Securities Ownership

NFJ Dividend Value Fund	Dollar Range of Equity Securities
L. Baxter Hines	$10,001 – $50,000

NFJ International Value Fund
L. Baxter Hines	$10,001 – $50,000